                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21257

                      PNC Alternative Strategies Fund LLC
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               (Exact Name of Registrant as specified in charter)

                               Two Hopkins Plaza
                              Baltimore, MD 21201
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              (Address of Principal Executive Offices) (Zip Code)


                              John M. Loder, Esq.
                                Ropes & Gray LLP
                            One International Place
                                Boston, MA 02110
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                    (Name and Address of Agent for Service)

       Registrant's telephone number, including area code: 1-800-239-0418

                       Date of fiscal year end: March 31
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            Date of reporting period: July 1, 2009 -- June 30, 2010
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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                              PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2009 TO JUNE 30, 2010

        The Registrant did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.

                                   SIGNATURES




Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Registrant        PNC Alternative Strategies Fund LLC
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By (Signature and Title)*  /s/  Kevin A. McCreadie
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                                      Kevin A. McCreadie, President
                                      (Principal Executive Officer)
Date              August 30, 2010
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 *Print the name and title of each signing officer under his or her signature.